Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statement of Income, Pre-tax) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016		Mar. 31, 2015		Mar. 31, 2014
Fair value hedges | Interest rate swap agreements | Finance revenues/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	¥ (608)		¥ (1,298)
Gains (losses) recognized in income on hedged item	608		1,318
Fair value hedges | Foreign exchange contracts | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	24,746		(26,863)
Gains (losses) recognized in income on hedged item	(24,746)		26,863
Fair value hedges | Foreign currency swap agreements | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	3,261		(3,398)
Gains (losses) recognized in income on hedged item	(3,260)		3,399
Fair value hedges | Foreign currency long- term-debt | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	1,648		(1,551)
Gains (losses) recognized in income on hedged item	(1,648)		1,551
Cash flow hedges | Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(4,643)		(610)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0		0
Cash flow hedges | Interest rate swap agreements | Finance revenues/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	(27)		32
Cash flow hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	491		(1,908)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0		0
Cash flow hedges | Foreign exchange contracts | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	2,608		1,356
Cash flow hedges | Foreign currency swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(2,786)		(1,438)
Cash flow hedges | Foreign currency swap agreements | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	111		510
Cash flow hedges | Foreign currency swap agreements | Finance revenues/Interest expense/Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	(3,760)		(4,528)
Hedges of net investment in foreign operations | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	18,209		(18,670)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0		0
Hedges of net investment in foreign operations | Foreign exchange contracts | Gains on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	(57)		1,274
Hedges of net investment in foreign operations | Borrowings and bonds in local currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	11,626		(6,968)
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)	0		0
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0		0
Derivatives designated as hedging instruments | Fair value hedges | Interest rate swap agreements | Finance revenues/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative					¥ (2,296)
Gains (losses) recognized in income on hedged item					2,276
Derivatives designated as hedging instruments | Fair value hedges | Foreign exchange contracts | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative					(3,574)
Gains (losses) recognized in income on hedged item					3,574
Derivatives designated as hedging instruments | Fair value hedges | Foreign currency swap agreements | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative					(2,896)
Gains (losses) recognized in income on hedged item					2,896
Derivatives designated as hedging instruments | Fair value hedges | Foreign currency long- term-debt | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative					(1,609)
Gains (losses) recognized in income on hedged item					1,609
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)					945
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)					0
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements | Finance revenues/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)					39
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)					(948)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)					0
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)					773
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)					594
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)					269
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements | Finance revenues/Interest expense/Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)					(2,025)
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)					(23,638)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)					0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Gains on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)					(171)
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Borrowings and bonds in local currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)					(16,469)
Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)					0
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)					0
Nondesignated | Gains (losses) on investment securities and dividends | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative					(167)
Nondesignated | Gains on Investment Securities and Dividends and Life Insurance Premiums and Related Investment Income (Loss) | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	1,092	[1]	(10,262)
Nondesignated | Interest rate swap agreements | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(95)		(127)		5
Nondesignated | Foreign exchange contracts | Gains (losses) on investment securities and dividends
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative					(406)
Nondesignated | Foreign exchange contracts | Gains on Investment Securities and Dividends and Life Insurance Premiums and Related Investment Income (Loss) and Other Income (Expense), Net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	470	[1]	(3,463)	[2]
Nondesignated | Credit derivatives held/written | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	109		71		(506)
Nondesignated | Options held/written and other | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative					¥ (241)
Nondesignated | Options held/written and other | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	¥ (272)	[1]	¥ (16,175)	[2]

[1]	Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2016 (see Note 23 "Life Insurance Operations").
[2]	Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2015 (see Note 23 "Life Insurance Operations").